Significant Accounting Judgements, Estimates and Assumptions	3 Months Ended
Mar. 31, 2021
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Significant Accounting Judgements, Estimates and Assumptions
Note 3—Significant Accounting Judgements, Estimates and Assumptions
In the application of the Company’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Judgements and estimates applied are based on historical experience and other factors that are relevant, and which are available at the reporting date. Uncertainty concerning judgements and estimates could result in outcomes, that require a material adjustment to assets and liabilities in future periods.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. While the application of significant accounting estimates is subject to material estimation uncertainties, management’s ongoing revisions of significant accounting estimates have not revealed any material impact in the interim statements of profit or loss for any of the periods presented.
The unaudited condensed consolidated interim financial statements do not include all disclosures for significant accounting judgements, estimates and assumptions, that are required in the annual consolidated financial statements, and therefore, should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020.
Significant judgements made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in the unaudited condensed consolidated interim financial statements relate to revenue recognition, share-based payment, internally generated intangible assets related to drug development, classification of collaboration agreements and recognition principles related to pre-launch
inventories. For the three months ended March 31, 2021, the Company has for the first time, in connection with determining the grant date fair value of warrants and accordingly, warrant compensation costs, applied its own share price as input for expected volatility. Details are provided in section “Warrant Compensation Costs”. Until December 31, 2020, the expected volatility was calculated using a simple average of daily historical data of comparable publicly traded companies, as the Company did not have sufficient data for the volatility of the Company’s own share price.
The key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year, primarily relate to recognition and measurement of accruals and prepayments for manufacturing and clinical trial activities.
There have been no other changes to the application of significant accounting judgments, or estimation uncertainties regarding accounting estimates.
Warrant Compensation Costs
IFRS 2, “Share-Based Payment” requires an entity to reflect in its consolidated statement of profit or loss and financial position, the effects of share-based payment transactions. Warrant compensation costs are recognized over the vesting period as research and development costs or selling, general and administrative expenses, as appropriate, based on management’s best estimate of the number of warrants that will ultimately vest, which is subject to uncertainty.
Warrant compensation costs are measured according to the grant date fair values of the warrants granted. Estimating fair values requires the Company to apply generally accepted valuation models and apply these models consistently according to the terms and conditions of the specific warrant program. Under all warrant programs, the Black-Scholes option-pricing model has been applied to determine the fair value of warrants granted. Subjective judgements and assumptions, which are subject to estimation uncertainties, need to be exercised in determining the appropriate input to the valuation model. These inputs include expected volatility of the Company’s share price for a historic period equaling the expected lifetime of the warrants, reflecting the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. For the three months ended March 31, 2021, the expected volatility has been calculated using the Company’s own share price.